Contingencies - Additional Information (Detail)							1 Months Ended
	Dec. 12, 2017 MXN ($)	Aug. 01, 2017 USD ($)	Aug. 01, 2017 MXN ($)	Jun. 11, 2015 MXN ($)	Jul. 08, 2011 MXN ($)	Apr. 04, 2011 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities									$ 7,812,689,000	$ 15,119,692,000
Legal proceedings damage sought by plaintiffs	$ 153,000,000	$ 12,820	$ 800,000,000	$ 2,094,232,000	$ 1,552,730,000	$ 193,713,000	$ 120,856,000
Contingent Liability for Guarantees [Member] | Exploration [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs								$ 320,000,000
Contingent Liability for Guarantees [Member] | Exploration [member] | Deep Water License Modality Trion Field [Member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs								4,000,000,000
Contingent Liability for Guarantees [Member] | Exploration [member] | Cinturon Plegado Perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs								3,333,000,000
Contingent Liability for Guarantees [Member] | Exploration [member] | Ek Balam Fields [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs								5,000,000,000
Contingent Liability for Guarantees [Member] | Exploration [member] | Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs								1,750,000,000
Contingent Liability for Guarantees [Member] | Exploration [member] | Cuencas Del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs								1,250,000,000
Contingent Liability for Guarantees [Member] | Exploration [member] | Assignment AE Zero Three Nine Eight Mission [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs								255,000,000
Contingent Liability for Guarantees [Member] | Exploration [member] | Ogarrio Field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs								250,000,000
Contingent Liability for Guarantees [Member] | Exploration [member] | Cardenas And Mora Fields [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs								$ 250,000,000